Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Compensation [Abstract]
Schedule of Company’s Stock Option Activity

The summary of the Company’s stock option activity is as follows:

	Number of Stock Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life
Outstanding at December 31, 2023	11,072,767	$1.64	6.1
Granted	-	-	-
Exercised	-	-	-
Forfeited/Expired/Cancelled	(1,190,925)	$1.01	-
Outstanding at December 31, 2024	9,881,842	$1.71	5.4
Exercisable at December 31, 2024	8,281,791	$1.71	5.4

Schedule of Fair Value Assumptions of the Stock Options Granted to Employees, Directors and Nonemployees

The assumptions that the Company used to determine the fair value of the stock options granted to employees, directors and nonemployees were as follows:

Year ended December 31, 2023
Risk-free interest rate	3.53%
Expected term (in years)	6.3
Expected volatility	71%
Expected dividend yield	0%

Schedule of Company’s Restricted Stock Unit Activity

The summary of the Company’s restricted stock unit activity is as follows:

	Number of Shares	Weighted- Average Grant Date Fair Value	Weighted- Average Remaining Vesting Period
Outstanding at December 31, 2023	93,728	$1.63	1.2
Granted	-	-	-
Vested	(71,571)	1.63	-
Forfeited	-	-	-
Outstanding at December 31, 2024	22,156	$1.63	0.2

Schedule of Recorded Stock-Based Compensation Expense

The summary of the recorded stock-based compensation expense is as follows:

	Years ended December 31,
	2024	2023

Research and development	$72	$118
General and administrative	1,855	2,187
Total stock-based compensation	$1,927	$2,305